Commitments and Contingencies (Details 1) (TRANSITCENTER, INC. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
TRANSITCENTER, INC. [Member]
Minimum annual rental payments for all noncancelable operating leases and related sublease income
Operating Leases, Future Minimum Payments, Next Rolling Twelve Months	$ 1,417,330
Operating Leases, Future Minimum Payments, Due in Rolling Year Two	1,413,307
Operating Leases, Future Minimum Payments, Due in Rolling Year Three	1,402,327
Operating Leases, Future Minimum Payments, Due in Rolling Year Four	1,472,631
Operating Leases, Future Minimum Payments, Due in Rolling Year Five	1,484,271
Operating Leases, Future Minimum Payments, Due in Rolling after Year Five	9,503,487
Operating Leases, Rent Expense, Minimum Rentals	16,693,353
Capital Leases, Future Minimum Payments, Next Rolling Twelve Months	(162,239)
Capital Leases, Future Minimum Payments, Due in Rolling Year Two	(162,239)
Capital Leases, Future Minimum Payments, Due in Rolling Year Three	(71,097)
Capital Leases, Future Minimum Payments Due, Total	(395,575)
Operating Leases, Future Minimum Payments Receivable, Current	1,255,091
Operating Leases, Future Minimum Payments Receivable, in Two Years	1,251,068
Operating Leases, Future Minimum Payments Receivable, in Three Years	1,331,230
Operating Leases, Future Minimum Payments Receivable, in Four Years	1,472,631
Operating Leases, Future Minimum Payments Receivable, in Five Years	1,484,271
Operating Leases, Future Minimum Payments Receivable, Thereafter	9,503,487
Operating Leases, Future Minimum Payments Receivable, Total	$ 16,297,778